Contingencies, Commitments, and Responsibilities (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Bank and Its Subsidiaries are Contractually Obliged to Grant Loans

The following table contains the amounts for which the Bank and its subsidiaries are contractually obliged to grant loans together with the relevant allowances for loan losses:

	As of December 31,
	2020	2019
	MCh$	MCh$
Collateral and guarantees	437,396	548,521
Confirmed foreign letters of credit	2,207	509
Letters of credit issued	136,561	97,553
Documented guarantees	1,407,102	1,501,957
Available on demand credit lines	2,656,219	2,623,744
Other credit commitments	754,375	1,167,802
Totals	5,393,860	5,940,086

Schedule of Responsibilities Arising From the Regular Course of Business

The Bank and its subsidiaries have the following responsibilities arising from its regular course of business:

	As of December 31,
	2020	2019
	MCh$	MCh$
Third party operations
Collections	16,540	17,985
Transferred financial assets managed by the Bank	1,183,053	1,200,155
Third party funds under management	—	2,541,495
Subtotals	1,199,593	3,759,635
Custody of securities
Securities held in custody	2,269,967	5,229,078
Securities held in custody deposited in other entities	259	—
Securities issued by the Bank held in custody	105,585	131,648
Subtotals	2,375,811	5,360,726
Totals	3,575,404	9,120,361

Schedule of Policies

Entity	From	To	Amount (UF)	Beneficiary
Consorcio Nacional de Seguros S.A.	04-15-2020	04-14-2021	60,000 and 500	Itaú Corredores de Seguros S.A.

Schedule of Performance Bond

Entity	From	To	Amount (UF)	Beneficiary
Itaú Corpbanca Chile	04-22-2020	04-22-2021	16,000	Bolsa Electrónica de Chile
Mapfre Compañía de Seguros S.A	04-22-2020	04-22-2022	4,000	Bolsa de Comercio de Santiago
Itaú Corpbanca Chile	04-22-2020	06-22-2021	10,000	Comisión para el Mercado Financiero

Schedule of Comprehensive Insurance Policy

In addition, the Company has contracted a comprehensive insurance policy to provide for possible situations of operational fidelity. The detail of the comprehensive insurance policy is as follows:

Entity	From	To	Amount (UF)	Beneficiary
Orión Seguros Generales S.A	06-26-2020	05-31-2021	5,000 and 10,000	Bolsa Electrónica de Chile

Schedule of Guarantee Slips and Beneficiaries

Entity	From	To	Amount (UF)	Amount (MCh$)	Beneficiary
Banco Santander Chile	06-02-2017	08-31-2021	15,000	—	Corporación de Fomento de la Producción CORFO
Banco Santander Chile	08-14-2017	08-30-2021	500	—	Corporación de Fomento de la Producción CORFO
Itaú-Corpbanca	07-02-2020	07-01-2021	—	50	Ferrocarriles del Estado